UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:     October 31, 2014

Date of reporting period:    January 31, 2014

ISI Strategy Fund, Inc.
Schedule of Investments January 31, 2014 (Unaudited)

Security	Shares	Value
Common Stocks - 85.14%
Consumer Discretionary - 12.79%
Auto Components - 0.68%
Allison Transmission Holdings, Inc.	1,750	$50,278
American Axle & Manufacturing Holdings, Inc.*	4,370	81,369
Federal-Mogul Corp.*	3,535	63,206
Goodyear Tire & Rubber Co. (The)	7,215	170,707
Lear Corp.	3,250	235,072
		600,632

Automobiles - 0.81%
Ford Motor Co.	17,115	256,040
General Motors Co.*	11,735	423,399
Winnebago Industries, Inc.*	1,640	39,294
		718,733

Diversified Consumer Services - 0.19%
H&R Block, Inc.	1,220	37,088
Hillenbrand, Inc.	2,200	59,554
Regis Corp.	1,140	14,056
Service Corp. International	2,490	44,073
Weight Watchers International, Inc.	650	17,570
		172,341

Hotels, Restaurants & Leisure - 1.83%
Brinker International, Inc.	900	43,524
Darden Restaurants, Inc.	1,130	55,867
Denny's Corp.*	4,730	32,448
Diamond Resorts International, Inc.*	1,000	17,500
Dunkin' Brands Group, Inc.	2,480	115,394
Hyatt Hotels Corp. - Class A*	2,905	138,830
International Game Technology	4,430	63,925
Jack in the Box, Inc.*	1,010	51,076
Marriott International, Inc. - Class A	2,606	128,476
McDonald's Corp.	3,022	284,582
MGM Resorts International*	3,878	94,468
Scientific Games Corp. - Class A*	5,300	74,624
Six Flags Entertainment Corp.	3,900	139,971
Wendy's Co. (The)	5,290	47,980
Wyndham Worldwide Corp.	3,355	238,003
Yum! Brands, Inc.	1,440	96,696
		1,623,364

Household Durables - 0.84%
DR Horton, Inc.	4,020	94,390

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Consumer Discretionary - 12.79% (continued)
Household Durables - 0.84% (continued)
Harman International Industries, Inc.	600	$62,058
Hovnanian Enterprises, Inc. - Class A*	3,630	21,889
Jarden Corp.*	6,205	375,092
Libbey, Inc.*	1,310	28,217
Newell Rubbermaid, Inc.	5,265	162,689
		744,335

Internet & Catalog Retail - 0.95%
Amazon.com, Inc.*	1,280	459,123
Expedia, Inc.	1,000	64,980
Liberty Interactive Corp. - Class A*	12,115	323,592
		847,695

Leisure Equipment & Products - 0.14%
Brunswick Corp.	1,000	41,460
Mattel, Inc.	2,220	84,005
		125,465

Media - 4.50%
Cablevision Systems Corp. - New York Group - Class A	17,608	282,432
Charter Communications, Inc. - Class A*	2,072	283,864
Comcast Corp. - Class A	7,400	402,930
DIRECTV*	7,855	545,373
DISH Network Corp. - Class A*	4,735	266,959
DreamWorks Animation SKG, Inc. - Class A*	1,620	54,659
Interpublic Group of Cos., Inc. (The)	7,100	115,872
John Wiley & Sons, Inc. - Class A	3,575	193,550
Journal Communications, Inc. - Class A*	2,680	21,360
Liberty Global PLC - Class A*	3,998	319,560
News Corp. - Class A*	2,468	39,389
Omnicom Group, Inc.	2,210	160,402
Scholastic Corp.	850	28,042
Thomson Reuters Corp.	3,540	127,652
Time Warner Cable, Inc.	3,730	497,097
Time Warner, Inc.	2,655	166,814
Viacom, Inc. - Class B	1,230	100,983
Walt Disney Co. (The)	5,378	390,497
		3,997,435

Multi-Line Retail - 0.65%
Big Lots, Inc.*	1,130	30,273
Dollar General Corp.*	1,490	83,917

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Consumer Discretionary - 12.79% (continued)
Multi-Line Retail - 0.65% (continued)
Kohl's Corp.	3,950	$199,988
Nordstrom, Inc.	2,415	138,742
Target Corp.	2,266	128,346
		581,266

Specialty Retail - 1.79%
AutoNation, Inc.*	1,000	49,390
AutoZone, Inc.*	230	113,864
Best Buy Co., Inc.	9,433	222,053
Chico's FAS, Inc.	2,460	40,836
Express, Inc.*	1,482	25,668
GameStop Corp. - Class A	4,450	156,062
Gap, Inc. (The)	579	22,048
Home Depot, Inc. (The)	2,257	173,451
Lowe's Cos., Inc.	3,525	163,172
Sally Beauty Holdings, Inc.*	2,260	64,139
Staples, Inc.	25,490	335,448
Stein Mart, Inc.	1,000	12,380
Systemax, Inc.*	1,031	11,661
TJX Cos., Inc.	1,240	71,126
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,000	85,710
Wet Seal, Inc. (The) - Class A*	5,200	12,428
Zumiez, Inc.*	1,370	29,482
		1,588,918

Textiles, Apparel & Luxury Goods - 0.41%
Carter's, Inc.	1,000	67,250
NIKE, Inc. - Class B	2,205	160,634
Unifi, Inc.*	1,120	25,973
Wolverine World Wide, Inc.	3,860	107,694
		361,551

Consumer Staples - 7.33%
Beverages - 1.53%
Coca-Cola Bottling Co. Consolidated	580	39,602
Coca-Cola Co. (The)	13,860	524,185
Coca-Cola Enterprises, Inc.	5,555	240,476
Dr Pepper Snapple Group, Inc.	3,743	179,215

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Consumer Staples - 7.33% (continued)
Beverages - 1.53% (continued)
PepsiCo, Inc.	4,699	$377,612
		1,361,090

Food & Staples Retailing - 2.12%
Costco Wholesale Corp.	1,170	131,461
CVS Caremark Corp.	5,015	339,616
Kroger Co. (The)	2,120	76,532
Rite Aid Corp.*	49,115	272,588
Safeway, Inc.	1,890	59,044
SUPERVALU, Inc.*	17,990	103,982
Sysco Corp.	3,140	110,151
Wal-Mart Stores, Inc.	10,637	794,371
		1,887,745

Food Products - 1.81%
Boulder Brands, Inc.*	1,680	24,091
Campbell Soup Co.	1,420	58,518
Chiquita Brands International, Inc.*	2,900	30,682
ConAgra Foods, Inc.	10,260	326,166
Darling International, Inc.*	1,480	28,949
Dean Foods Co.*	2,225	35,155
General Mills, Inc.	4,091	196,450
Kellogg Co.	2,535	146,979
Kraft Foods Group, Inc.	2,076	108,679
McCormick & Co., Inc. - Non-Voting Shares	1,118	71,753
Mondelez International, Inc. - Class A	11,775	385,631
Pilgrim's Pride Corp.*	3,610	60,395
Pinnacle Foods, Inc.	1,490	40,230
TreeHouse Foods, Inc.*	1,390	91,518
		1,605,196

Household Products - 1.05%
Colgate-Palmolive Co.	4,025	246,451
Harbinger Group, Inc.*	5,210	61,895
Kimberly-Clark Corp.	250	27,342
Procter & Gamble Co. (The)	7,758	594,418
		930,106

Personal Products - 0.30%
Avon Products, Inc.	16,440	244,792

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Consumer Staples - 7.33% (continued)
Personal Products - 0.30% (continued)
Revlon, Inc. - Class A*	930	$21,836
		266,628

Tobacco - 0.52%
Lorillard, Inc.	420	20,672
Philip Morris International, Inc.	3,452	269,739
Reynolds American, Inc.	3,141	152,339
Vector Group Ltd.	880	15,717
		458,467

Energy - 7.10%
Energy Equipment & Services - 1.25%
Cameron International Corp.*	2,270	136,132
Dresser-Rand Group, Inc.*	2,865	163,305
Halliburton Co.	5,440	266,615
ION Geophysical Corp.*	1,000	3,030
Nabors Industries Ltd.	1,000	17,080
Newpark Resources, Inc.*	2,390	27,150
Schlumberger Ltd.	4,102	359,212
Superior Energy Services, Inc.	3,930	92,905
Unit Corp.*	930	46,472
		1,111,901

Oil, Gas & Consumable Fuels - 5.85%
Anadarko Petroleum Corp.	586	47,284
Apache Corp.	4,040	324,250
Chesapeake Energy Corp.	5,080	136,703
Chevron Corp.	5,871	655,380
Cimarex Energy Co.	996	97,588
Cobalt International Energy, Inc.*	6,590	107,878
ConocoPhillips	1,395	90,605
CONSOL Energy, Inc.	2,570	95,990
Contango Oil & Gas Co.*	850	35,666
Denbury Resources, Inc.*	5,770	92,724
Devon Energy Corp.	6,718	397,840
Exxon Mobil Corp.	14,363	1,323,694
Forest Oil Corp.*	8,350	25,468
Kinder Morgan, Inc.	4,765	162,058
Marathon Oil Corp.	9,980	327,244
Marathon Petroleum Corp.	1,945	169,312

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Energy - 7.10% (continued)
Oil, Gas & Consumable Fuels - 5.85% (continued)
Murphy Oil Corp.	7,500	$424,575
Newfield Exploration Co.*	3,110	77,035
Peabody Energy Corp.	10,790	183,969
Southwestern Energy Co.*	8,105	329,792
Tesoro Corp.	1,080	55,642
W&T Offshore, Inc.	2,030	29,070
		5,189,767

Financials - 12.06%
Capital Markets - 1.41%
Bank of New York Mellon Corp. (The)	7,535	240,819
Charles Schwab Corp. (The)	2,325	57,706
E*TRADE Financial Corp.*	4,080	81,682
Franklin Resources, Inc.	1,000	52,010
Goldman Sachs Group, Inc. (The)	1,000	164,120
Investment Technology Group, Inc.*	2,130	35,145
Legg Mason, Inc.	5,040	213,444
Morgan Stanley	5,955	175,732
Raymond James Financial, Inc.	1,620	82,474
State Street Corp.	2,305	154,320
		1,257,452

Commercial Banks - 2.56%
BB&T Corp.	6,065	226,892
Cullen/Frost Bankers, Inc.	2,588	191,564
CVB Financial Corp.	4,920	73,406
Enterprise Financial Services Corp.	1,010	18,806
Fifth Third Bancorp	4,255	89,440
FirstMerit Corp.	5,455	111,009
MB Financial, Inc.	2,160	60,696
Pinnacle Financial Partners, Inc.	1,760	57,446
PNC Financial Services Group, Inc. (The)	1,200	95,856
Susquehanna Bancshares, Inc.	4,012	43,450
SVB Financial Group*	1,160	130,187
Trico Bancshares	900	22,284
Union First Market Bankshares Corp.	1,457	33,613
United Community Banks, Inc.*	3,040	50,707
US Bancorp	5,760	228,845
Washington Trust Bancorp, Inc.	700	23,058
Webster Financial Corp.	2,460	74,636

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Financials - 12.06% (continued)
Commercial Banks - 2.56% (continued)
Wells Fargo & Co.	16,328	$740,312
		2,272,207

Consumer Finance - 0.95%
American Express Co.	4,955	421,274
Capital One Financial Corp.	1,700	120,037
DFC Global Corp.*	1,950	14,664
Discover Financial Services	5,165	277,102
Ezcorp, Inc. - Class A*	1,000	10,980
		844,057

Diversified Financial Services - 1.96%
Bank of America Corp.	30,281	507,207
Citigroup, Inc.	7,175	340,310
JPMorgan Chase & Co.	10,036	555,593
MSCI, Inc.*	3,945	168,530
NASDAQ OMX Group, Inc. (The)	4,085	155,843
Resource America, Inc. - Class A	1,110	9,746
		1,737,229

Insurance - 3.63%
Aflac, Inc.	2,515	157,892
Allstate Corp. (The)	5,285	270,592
American International Group, Inc.	6,155	295,194
American National Insurance Co.	240	24,960
Berkshire Hathaway, Inc. - Class B*	6,986	779,637
Brown & Brown, Inc.	3,360	105,806
Chubb Corp. (The)	1,150	97,221
Cincinnati Financial Corp.	362	17,539
Employers Holdings, Inc.	1,818	44,668
FBL Financial Group, Inc. - Class A	900	34,767
First American Financial Corp.	3,380	87,610
Genworth Financial, Inc. - Class A*	6,240	92,040
Loews Corp.	3,025	134,885
PartnerRe Ltd.	2,993	293,823
Principal Financial Group, Inc.	5,195	226,346
Progressive Corp. (The)	3,910	90,868
Protective Life Corp.	2,870	140,659
RLI Corp.	2,040	84,986

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Financials - 12.06% (continued)
Insurance - 3.63% (continued)
Unum Group	7,523	$242,241
		3,221,734

Real Estate Investment Trusts - 0.65%
American Capital Agency Corp.	2,300	48,185
American Tower Corp.	1,640	132,643
Annaly Capital Management, Inc.	5,560	59,881
Cousins Properties, Inc. - REIT	1,000	10,750
FelCor Lodging Trust, Inc.	1,806	14,737
iStar Financial, Inc.*	4,770	73,553
NorthStar Realty Finance Corp.	5,240	76,452
Parkway Properties Inc.	1,000	17,740
Potlatch Corp. - REIT	1,410	56,400
Strategic Hotels & Resorts, Inc.*	2,870	26,720
Ventas, Inc.	410	25,580
Weyerhaeuser Co.	1,310	39,143
		581,784

Real Estate Management & Development - 0.41%
CBRE Group, Inc. - Class A*	4,890	129,781
Jones Lang LaSalle, Inc.	2,070	236,518
		366,299

Thrifts & Mortgage Finance - 0.49%
Capitol Federal Financial, Inc.	7,400	88,578
MGIC Investment Corp.*	2,930	24,876
Ocwen Financial Corp.*	6,790	299,711
Rockville Financial, Inc.	1,590	21,115
		434,280

Health Care - 11.69%
Biotechnology - 1.48%
Amgen, Inc.	3,473	413,113
Celgene Corp.*	1,020	154,968
Geron Corp.*	8,940	44,879
Gilead Sciences, Inc.*	2,705	218,158
Halozyme Therapeutics, Inc.*	3,710	58,099
OncoGenex Pharmaceutical, Inc.*	1,020	11,016
Pharmacyclics, Inc.*	1,000	133,070
Quintiles Transnational Holdings, Inc.*	1,000	47,630
Rigel Pharmaceuticals, Inc.*	6,060	18,362

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Health Care - 11.69% (continued)
Biotechnology - 1.48% (continued)
Targacept, Inc.*	2,190	$9,658
TESARO, Inc.*	1,000	31,510
United Therapeutics Corp.*	900	92,358
Vertex Pharmaceuticals, Inc.*	1,000	79,040
		1,311,861

Health Care Equipment & Supplies - 1.82%
Accuray, Inc.*	3,210	34,187
Alere, Inc.*	3,340	126,586
Baxter International, Inc.	422	28,823
Boston Scientific Corp.*	46,589	630,349
Edwards Lifesciences Corp.*	1,650	107,448
Hologic, Inc.*	18,365	392,276
Medtronic, Inc.	2,555	144,511
Neogen Corp.*	1,000	42,020
STERIS Corp.	1,388	63,695
West Pharmaceutical Services, Inc.	1,010	47,924
		1,617,819

Health Care Providers & Services - 3.70%
AmerisourceBergen Corp.	2,535	170,403
Cigna Corp.	2,910	251,162
Community Health Systems, Inc.*	2,100	86,961
DaVita HealthCare Partners, Inc.*	3,200	207,776
Emeritus Corp.*	190	4,190
Express Scripts Holding Co.*	4,181	312,279
Gentiva Health Services, Inc.*	2,530	28,741
HCA Holdings, Inc.*	6,615	332,536
Health Net, Inc.*	1,440	47,362
HealthSouth Corp.	2,260	70,331
Humana, Inc.	1,840	179,032
Kindred Healthcare, Inc.	3,200	60,608
Laboratory Corp. of America Holdings*	2,605	234,007
LifePoint Hospitals, Inc.*	1,610	85,346
Magellan Health Services, Inc.*	1,780	106,497
McKesson Corp.	1,040	181,386
Quest Diagnostics, Inc.	2,815	147,788
Select Medical Holdings Corp.	8,070	87,156
Team Health Holdings, Inc.*	2,080	89,773
Tenet Healthcare Corp.*	6,923	318,527

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Health Care - 11.69% (continued)
Health Care Providers & Services - 3.70% (continued)
UnitedHealth Group, Inc.	1,600	$115,648
WellPoint, Inc.	2,011	172,946
		3,290,455

Health Care Technology - 0.07%
MedAssets, Inc.*	1,190	26,228
Omnicell, Inc.*	1,270	32,791
		59,019

Life Sciences Tools & Services - 0.17%
Pacific Biosciences of California, Inc.*	1,000	7,180
Thermo Fisher Scientific, Inc.	1,220	140,471
		147,651

Pharmaceuticals - 4.45%
Abbott Laboratories	8,881	325,578
AbbVie, Inc.	4,431	218,138
Allergan, Inc.	811	92,941
Bristol-Myers Squibb Co.	4,038	201,779
Eli Lilly & Co.	2,190	118,282
Endo Health Solutions, Inc.*	7,430	489,488
Forest Laboratories, Inc.*	590	39,117
Hospira, Inc.*	4,120	181,321
Johnson & Johnson	8,720	771,458
Merck & Co., Inc.	11,047	585,160
Mylan, Inc.*	5,515	250,436
Nektar Therapeutics*	1,820	24,752
Pfizer, Inc.	17,705	538,232
Salix Pharmaceuticals Ltd.*	1,210	117,781
		3,954,463

Industrials - 10.89%
Aerospace & Defense - 2.25%
AAR Corp.	1,652	44,026
Boeing Co. (The)	1,120	140,291
Curtiss-Wright Corp.	1,736	106,625
Exelis, Inc.	4,570	89,526
GenCorp, Inc.*	1,170	19,913
General Dynamics Corp.	2,770	280,629
Honeywell International, Inc.	3,025	275,971
Huntington Ingalls Industries, Inc.	598	56,822

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Industrials - 10.89% (continued)
Aerospace & Defense - 2.25% (continued)
Lockheed Martin Corp.	1,210	$182,601
Precision Castparts Corp.	1,000	254,750
Raytheon Co.	1,422	135,189
Spirit Aerosystems Holdings, Inc. - Class A*	3,125	105,969
United Technologies Corp.	2,679	305,460
		1,997,772

Air Freight & Logistics - 0.44%
FedEx Corp.	1,050	139,986
United Parcel Service, Inc. - Class B	2,468	235,028
UTi Worldwide, Inc.	1,110	17,382
		392,396

Airlines - 1.52%
Alaska Air Group, Inc.	400	31,628
Delta Air Lines, Inc.	20,945	641,127
Republic Airways Holdings, Inc.*	2,740	26,879
United Continental Holdings, Inc.*	14,239	652,716
		1,352,350

Building Products - 0.20%
AO Smith Corp.	1,550	73,191
Builders FirstSource, Inc.*	4,310	34,695
Griffon Corp.	3,900	48,984
Masco Corp.	1,000	21,160
		178,030

Commercial Services & Supplies - 0.57%
Brink's Co. (The)	1,780	56,319
Iron Mountain, Inc.	2,160	57,046
Republic Services, Inc.	1,130	36,194
Rollins, Inc.	4,810	138,624
United Stationers, Inc.	1,950	80,789
Waste Management, Inc.	3,325	138,918
		507,890

Construction & Engineering - 0.39%
AECOM Technology Corp.*	1,990	57,053
Granite Construction, Inc.	1,000	33,290
KBR, Inc.	4,540	142,102
Tutor Perini Corp.*	2,150	48,590

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Industrials - 10.89% (continued)
Construction & Engineering - 0.39% (continued)
URS Corp.	1,260	$63,252
		344,287

Electrical Equipment - 0.45%
Babcock & Wilcox Co. (The)	2,470	84,672
Emerson Electric Co.	3,965	261,452
General Cable Corp.	1,880	53,636
		399,760

Industrial Conglomerates - 1.02%
3M Co.	1,118	143,316
Danaher Corp.	2,835	210,896
General Electric Co.	22,155	556,755
		910,967

Machinery - 2.24%
AGCO Corp.	2,460	131,192
Blount International, Inc.*	2,750	35,255
Caterpillar, Inc.	3,074	288,679
Deere & Co.	3,172	272,665
Graco, Inc.	1,360	94,507
ITT Corp.	3,395	139,025
Joy Global, Inc.	2,710	143,061
Meritor, Inc.*	5,660	62,147
Mueller Industries, Inc.	1,870	116,389
Navistar International Corp.*	1,000	30,820
Rexnord Corp.*	2,230	57,935
SPX Corp.	2,951	293,831
Stanley Black & Decker, Inc.	1,000	77,400
Timken Co. (The)	1,000	56,330
Toro Co. (The)	1,850	117,216
Trinity Industries, Inc.	1,230	71,623
		1,988,075

Professional Services - 0.47%
Dun & Bradstreet Corp. (The)	2,020	222,200
Manpowergroup, Inc.	2,000	155,800
Verisk Analytics, Inc. - Class A*	560	35,762
		413,762

Road & Rail - 0.86%
Arkansas Best Corp.	1,540	52,807

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Industrials - 10.89% (continued)
Road & Rail - 0.86% (continued)
Avis Budget Group, Inc.*	2,031	$76,589
Hertz Global Holdings, Inc.*	8,850	230,277
Ryder System, Inc.	1,000	71,190
Union Pacific Corp.	1,919	334,366
		765,229

Trading Companies & Distributors - 0.48%
GATX Corp.	1,400	81,060
United Rentals, Inc.*	1,000	80,940
Watsco, Inc.	1,050	99,351
WESCO International, Inc.*	1,980	164,261
		425,612

Information Technology - 14.69%
Communications Equipment - 0.99%
Aruba Networks, Inc.*	1,000	19,710
Black Box Corp.	1,010	27,684
Brocade Communications Systems, Inc.*	5,120	47,821
Ciena Corp.*	5,460	127,382
Cisco Systems, Inc.	13,730	300,824
Comtech Telecommunications Corp.	810	24,640
Harris Corp.	1,010	70,033
Juniper Networks, Inc.*	3,580	95,264
Motorola Solutions, Inc.	1,700	108,460
NETGEAR, Inc.*	570	18,189
QUALCOMM, Inc.	485	35,997
		876,004

Computers & Peripherals - 2.88%
Apple, Inc.	2,664	1,333,598
Diebold, Inc.	3,730	125,291
EMC Corp.	2,010	48,722
Hewlett-Packard Co.	16,840	488,360
Lexmark International, Inc. - Class A	1,350	52,907
NCR Corp.*	10,440	367,384
Silicon Graphics International Corp.*	1,810	23,548
Western Digital Corp.	1,400	120,638
		2,560,448

Electronic Equipment, Instruments & Components - 0.77%
Arrow Electronics, Inc.*	1,000	51,380

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Information Technology - 14.69% (continued)
Electronic Equipment, Instruments & Components - 0.77% (continued)
Avnet, Inc.	3,470	$142,513
CTS Corp.	1,403	26,222
Ingram Micro, Inc. - Class A*	3,570	89,322
Insight Enterprises, Inc.*	2,030	42,833
Itron, Inc.*	490	19,786
Jabil Circuit, Inc.	2,160	38,815
Plexus Corp.*	850	33,235
ScanSource, Inc.*	1,334	50,078
Tech Data Corp.*	2,179	117,492
TTM Technologies, Inc.*	4,010	32,120
Vishay Intertechnology, Inc.*	2,800	38,024
		681,820

Internet Software & Services - 2.06%
Akamai Technologies, Inc.*	1,110	52,925
Brightcove, Inc.*	1,770	19,010
Digital River, Inc.*	2,030	35,687
EarthLink Holdings Corp.	5,930	25,736
Equinix, Inc.*	1,000	185,200
Facebook, Inc. - Class A*	3,220	201,475
Google, Inc. - Class A*	986	1,164,437
j2 Global, Inc.	1,300	58,955
Web.com Group, Inc.*	2,430	82,134
		1,825,559

IT Services - 3.10%
Automatic Data Processing, Inc.	1,000	76,600
CACI International, Inc. - Class A*	840	62,177
Cardtronics, Inc.*	1,530	58,935
Computer Sciences Corp.	3,265	197,239
Convergys Corp.	3,340	68,036
DST Systems, Inc.	740	67,340
Fidelity National Information Services, Inc.	1,790	90,753
Fiserv, Inc.*	2,200	123,310
Global Payments, Inc.	4,307	284,650
Heartland Payment Systems, Inc.	52	2,242
iGATE Corp.*	1,280	43,200
International Business Machines Corp.	3,792	669,970
MoneyGram International, Inc.*	2,560	47,360
Teradata Corp.*	7,760	319,091

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Information Technology - 14.69% (continued)
IT Services - 3.10% (continued)
Unisys Corp.*	2,770	$94,928
Vantiv, Inc. - Class A*	11,280	342,235
Western Union Co. (The)	13,464	207,345
		2,755,411

Office Electronics - 0.38%
Xerox Corp.	31,265	339,225

Semiconductors & Semiconductor Equipment - 1.74%
Atmel Corp.*	2,550	21,318
Broadcom Corp. - Class A	8,050	239,568
Cree, Inc.*	1,210	73,108
Diodes, Inc.*	2,280	52,235
First Solar, Inc.*	1,580	79,916
Intel Corp.	10,249	251,510
Lam Research Corp.*	4,200	212,562
Marvell Technology Group Ltd.	8,960	133,773
Micron Technology, Inc.*	3,027	69,742
ON Semiconductor Corp.*	15,535	129,873
PMC - Sierra, Inc.*	10,760	70,478
Spansion, Inc. - Class A*	1,930	28,950
Texas Instruments, Inc.	4,250	180,200
		1,543,233

Software - 2.77%
Activision Blizzard, Inc.	5,300	90,789
CA, Inc.	3,489	111,927
Comverse, Inc.*	1,070	38,563
Intuit, Inc.	2,055	150,529
Microsoft Corp.	22,087	835,993
Nuance Communications, Inc.*	13,492	206,832
Oracle Corp.	16,799	619,883
Pegasystems, Inc.	680	30,899
Rally Software Development Corp.*	1,430	30,459
Rosetta Stone, Inc.*	1,520	16,842
Rovi Corp.*	1,000	21,210
Solera Holdings, Inc.	2,751	183,849

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Information Technology - 14.69% (continued)
Software - 2.77% (continued)
Symantec Corp.	5,945	$127,283
		2,465,058

Materials - 2.93%
Chemicals - 1.16%
Ashland, Inc.	1,150	106,732
Cytec Industries, Inc.	1,364	122,719
Dow Chemical Co. (The)	5,544	252,307
EI du Pont de Nemours & Co.	2,645	161,372
Mosaic Co. (The)	1,865	83,291
OMNOVA Solutions, Inc.*	2,610	23,594
RPM International, Inc.	3,923	155,625
W.R. Grace & Co.*	1,281	120,824
		1,026,464

Construction Materials - 0.07%
Vulcan Materials Co.	1,070	66,051

Containers & Packaging - 1.26%
Ball Corp.	1,888	96,647
Berry Plastics Group, Inc.*	2,040	45,492
Crown Holdings, Inc.*	8,585	352,844
Myers Industries, Inc.	1,900	36,385
Owens-Illinois, Inc.*	7,704	246,836
Sealed Air Corp.	5,575	173,884
Silgan Holdings, Inc.	3,575	163,842
		1,115,930

Metals & Mining - 0.40%
Alcoa, Inc.	7,330	84,368
Freeport-McMoRan Copper & Gold, Inc.	2,151	69,714
Newmont Mining Corp.	5,080	109,728
Southern Copper Corp.	3,326	93,062
		356,872

Paper & Forest Products - 0.04%
Wausau Paper Corp.	2,760	37,701

Telecommunication Services - 2.91%
Diversified Telecommunication Services - 2.55%
AT&T, Inc.	21,255	708,216
CenturyLink, Inc.	24,154	697,084
Cincinnati Bell, Inc.*	12,815	44,340

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Telecommunication Services - 2.91% (continued)
Diversified Telecommunication Services - 2.55% (continued)
Consolidated Communications Holdings, Inc.	2,310	$45,230
General Communication, Inc. - Class A*	2,420	23,547
Level 3 Communications, Inc.*	2,500	80,250
tw telecom, Inc.*	2,410	70,999
Verizon Communications, Inc.	12,400	595,448
		2,265,114

Wireless Telecommunication Services - 0.36%
Crown Castle International Corp.*	570	40,447
NTELOS Holdings Corp.	1,340	21,990
SBA Communications Corp. - Class A*	1,580	146,545
Sprint Corp.*	13,145	108,709
		317,691

Utilities - 2.75%
Electric Utilities - 0.97%
American Electric Power Co., Inc.	730	35,632
Duke Energy Corp.	1,310	92,512
Exelon Corp.	14,170	410,930
NextEra Energy, Inc.	1,100	101,123
Southern Co. (The)	3,575	147,433
Xcel Energy, Inc.	2,600	75,166
		862,796

Gas Utilities - 0.31%
AGL Resources, Inc.	1,000	47,780
ONEOK, Inc.	1,700	116,433
UGI Corp.	2,480	107,607
		271,820

Independent Power Producers & Energy Traders - 0.67%
AES Corp.	42,270	594,316

Multi-Utilities - 0.73%
Ameren Corp.	8,840	334,506
CenterPoint Energy, Inc.	3,380	79,092
Consolidated Edison, Inc.	700	38,087
Dominion Resources, Inc.	2,080	141,253
Sempra Energy	310	28,740

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued) January 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 85.14% (continued)
Utilities - 2.75% (continued)
Multi-Utilities - 0.73% (continued)
Wisconsin Energy Corp.	620	$26,455
		648,133

Water Utilities - 0.07%
American Water Works Co., Inc.	1,540	65,558
Total Common Stocks (Cost $58,382,088)		$75,620,279

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Obligations - 11.18%
U.S. Treasury Notes	0.250%	03/31/14	$360,000	$360,092
U.S. Treasury Notes	2.000%	01/31/16	1,000,000	1,033,047
U.S. Treasury Notes	1.000%	03/31/17	2,000,000	2,012,734
U.S. Treasury Notes	2.625%	08/15/20	1,600,000	1,661,437
U.S. Treasury Notes	1.750%	05/15/22	3,500,000	3,316,796
U.S. Treasury Bonds	8.125%	08/15/19	1,150,000	1,545,717
Total U.S. Treasury Obligations (Cost $10,075,262)				$9,929,823

U.S. Treasury Bills - 3.55%
U.S. Treasury Bills1	0.026%	04/24/14	$425,000	$424,975
U.S. Treasury Bills1	0.015%	05/01/14	2,725,000	2,724,902
Total U.S. Treasury Bills (Cost $3,149,657)				$3,149,877
Total Investments - 99.87% (Cost $71,607,007)**				$88,699,979
Other Assets in Excess of Liabilities - 0.13%				118,441
Net Assets - 100.00%				$88,818,420

*	Non-income producing security.
1	Interest rate presented is yield to maturity.
**	Cost for Federal income tax purposes is $71,607,007 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$18,610,983
Gross Unrealized Depreciation	(1,518,011)
Net Unrealized Appreciation	$17,092,972

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

1. Securities Valuation

ISI Strategy Fund, Inc.’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the sub-advisor, Los Angeles Capital Management and Equity Research, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$75,620,279	$—	$—	$75,620,279
U.S. Treasury Obligations	—	3,149,877	—	3,149,877
U.S. Treasury Bills	—	9,929,823	—	9,929,823
Total	$75,620,279	$13,079,700	$—	$88,699,979

ISI Strategy Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2014 (Unaudited)

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2014, based on the valuation input Levels on October 31, 2013 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 21, 2014

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	March 21, 2014